Stock-based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Jul. 09, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 1.28
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount				$ 16,200
Deposit Liability, Current				$ 1,400	$ 1,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	709,783		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.66		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	709,783			73,270	52,581
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 14,857		$ 0
Stock Issued During Period, Value, Issued for Services		$ 8,705
Staff Loans [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 0
Shares Issued, Price Per Share			$ 0.0001
Stock Issued During Period, Value, Issued for Services			$ 2,900
Stock Issued During Period, Shares, Issued for Services			602,861
Employee Stock Option [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						861,116
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price						$ 2.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			10,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period			0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price			$ 4.05
Proceeds, Issuance of Shares, Share-based Payment Arrangement			$ 100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 300
Employee Stock Option [Member] | Apax Funds Investment [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			851,116
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 2.04
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 52,500
Incentive Securities [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 22.59			$ 13.37	$ 12.95
Shares Issued, Price Per Share				0.01
C1 Ordinary Shares [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Shares Issued, Price Per Share				$ 0.19